Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transaction [Abstract]
Schedule of related party transaction
	Executive Management			Board of Directors			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Short term benefits	717,905	1,002,707	1,576,864	170,755	200,421	280,762	888,660	1,203,128	1,857,626
Post-employee benefits years	42,560	55,278	94,839	—	—	—	42,560	55,278	94,839
Share-based payment charge	109,912	204,224	190,659	49,323	60,657	72,647	159,235	264,881	263,306
Total	870,377	1,262,209	1,862,362	220,078	261,078	353,409	1,090,455	1,523,287	2,215,771